Document and Entity Information	Jun. 02, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	PERRIGO Co plc
Entity Tax Identification Number	00-0000000
City Area Code	1
Amendment Flag	false
Entity Central Index Key	0001585364
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity File Number	001-36353
Entity Incorporation State Country Code	L2
Entity Address, Address Line One	The Sharp Building
Entity Address, Address Line Two	Hogan Place
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares 0001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
A 4.900 Senior Notes Due June 152030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
A 6.125 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Notes due 2032
Trading Symbol	PRGO32A
Security Exchange Name	NYSE
A 5.375 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.375% Notes due 2032
Trading Symbol	PRGO32B
Security Exchange Name	NYSE
A 5.30 Unsecured Senior Notes Due November 152043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
A 49 Senior Loan Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE